Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Reconciliation of Lease Obligations
The following table reconciles TransGlobe’s lease obligations:

($000s)	As at December 31, 2021	As at December 31, 2020
Less than 1 year	783	1,760
1 - 3 years	36	434

Total lease payments	819	2,194
Amounts representing interest	19	180

Present value of net lease payments	800	2,014
Current portion of lease obligations	764	1,553

Non-current portion of lease obligations	36	461